                                    [LOGO]
                                  ALLSTATE(R)
                                   FINANCIAL

February 26, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

   Re: Allstate Financial Advisors Separate Account I ("Registrant")
       Allstate Life Insurance Company ("Depositor")
       Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327; CIK No. 1085612)

Commissioners:

On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of the above-referenced Post-Effective Amendment No. 8 to the Registration Statement ("Registration Statement") pursuant to Rule 485(a) under the Securities Act of 1933 ("Securities Act").

                           1. Registration Statement

Registrant is filing the Registration Statement for the purpose of incorporating certain material changes to the disclosure in the Prospectus. As shown in the table entitled "Your Optional Benefit Fees and Charges" on pages 5-6, the charge for TrueAccumulation - Highest Daily and the charge for the Combination 5% Roll-Up and HAV Death Benefit are increasing for elections made after May 1, 2009. In addition, for TrueIncome - Highest Daily, TrueIncome--Highest Daily 7 and TrueIncome - Spousal Highest Daily 7, an optional feature called "Optional 90% Cap Rule Feature for Formula" is added. The feature allows the contract owner to elect to utilize a new mathematical formula that will not execute a transfer to the Benefit Fixed Rate Account (or AST Investment Grade Bond Sub-account, as applicable) that results in more than 90% of the contract owner's Account Value being allocated to the Benefit Fixed Rate Account (or AST Investment Grade Bond Sub-account, as applicable).

In addition, the prospectus includes a new section entitled "Summary" that is intended to describe key features of the variable annuities described in the prospectus. It is intended to give an overview of the variable annuities offered, and to point the investor to sections of the prospectus that provide greater detail.

The Registration Statement also contains other non-material revisions.

                     2. Financial Statements and Exhibits

All financial statements, exhibits, and other required disclosure not included in this Post-Effective Amendment No. 8 will be included in Post-Effective Amendment No. 9 to be filed pursuant to Rule 485(b) under the Securities Act in order to respond to Staff comments.

The Registrant represents as follows:

   . should the Securities and Exchange Commission (the "Commission") or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

   . the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

   . the Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your review of the Registration Statement. If you have any questions, please do not hesitate to call me at 847/402-5745. My fax number is 847-402-3781 Thank you.

Very truly yours,

/s/ JOCELYN LIU
--------------------------
Jocelyn Liu

Enclosure

cc:Thomas S. Clark, Esq.
   Prudential Financial

                                      2